                                        Money Market Funds

                                        Prospectus -- Institutional Class Shares

                                        February 28, 2006



                                        Columbia Prime Reserves


















                                        THE SECURITIES AND EXCHANGE COMMISSION
                                        (SEC) HAS NOT APPROVED OR DISAPPROVED
                                        THESE SECURITIES OR DETERMINED IF THIS
                                        PROSPECTUS IS TRUTHFUL OR COMPLETE.


                                        ANY REPRESENTATION TO THE CONTRARY IS A
                                        CRIMINAL OFFENSE.


                 May Lose Value
NOT FDIC-INSURED
                 No Bank Guarantee

AN OVERVIEW OF THE FUND
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TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 25.

YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUND.

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This booklet, which is called a prospectus, tells you about a Columbia Money Market Fund, Columbia Prime Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Fund. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

The Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THE FUND RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
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About the Fund
(FILE FOLDER GRAPHIC)

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COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 12.

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COLUMBIA PRIME RESERVES                                          4
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OTHER IMPORTANT INFORMATION                                      9
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HOW THE FUND IS MANAGED                                         12

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         14
     How orders are processed                                   15
  Shareholder administration fees                               19
  Distributions and taxes                                       20
  Legal matters                                                 22
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HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 23
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TERMS USED IN THIS PROSPECTUS                                   25
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WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA PRIME RESERVES

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ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 12.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

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(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, some of which may floating interest or variable interest rates, and repurchase agreements backed by such securities.

The Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

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 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

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(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Prime Reserves may have the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

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MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

BECAUSE THIS CLASS IS NEW, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

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(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1998     1999     2000     2001     2002     2003     2004     2005
               ----     ----     ----     ----     ----     ----     ----     ----
               5.40%    4.99%    6.25%    3.90%    1.61%    1.09%    1.28%    3.17%



              *Year-to-date return as of January 31, 2006: 0.36%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.24%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005




                                                      1 YEAR   5 YEARS   LIFE OF FUND
         CAPITAL CLASS SHARES                         3.17%     2.20%       3.48%




      On November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Galaxy Institutional Money Market Fund's Institutional Class.

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THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

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(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

                           SHAREHOLDER FEES                    Institutional Class
              (Fees paid directly from your investment)               Shares
         Maximum sales charge (load) imposed on purchases              N/A



         Maximum deferred sales charge (load)                          N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                           0.27%



         Shareholder administration fees                              0.04%



         Other expenses(2)                                            0.02%
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         Total annual Fund operating expenses                         0.33%



         Fee waivers and/or reimbursements                           (0.13)%
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         Total net expenses(3)                                        0.20%
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      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until February 28, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after February 28, 2007. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

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THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

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      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire February 28, 2007 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $20       $93      $172       $405

Other important information
(GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Columbia Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Columbia Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of the Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Fund is managed

(PEOPLE GRAPHIC)

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COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

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INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Fund described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Fund's annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until February 28, 2007 for the Fund. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Fund's annual report to shareholders for the fiscal year ended October 31.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

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OTHER SERVICE PROVIDERS

The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation.


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COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

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Columbia Management Advisors, LLC is the administrator of the Fund, and is responsible for overseeing the administrative operations of the Fund. The Fund pays Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

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COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

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Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Fund's shares and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Institutional Class Shares of the Fund. Here are some general rules about this class of shares:

  - Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries, including financial planners and investment advisers.

  - The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED


All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND


The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(PLUS DOLLAR SIGN  BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Institutional Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

             - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

             - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

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(MINUS DOLLAR SIGN GRAPHIC)              SELLING SHARES

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Prime Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you.

        - under certain other circumstances allowed under the 1940 Act.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of the Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Institutional Class Shares of the Fund for Institutional Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Shareholder administration fees
(PERCENT GRAPHIC)

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FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.
--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Fund under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and the Distributor may pay significant amounts from their own assets to servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting Fund on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Fund's transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Fund and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.
--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of their income and capital gain to their shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Even if the Fund invests in tax-exempt securities, your distributions attributable to interest on such securities will not be exempt from tax.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, the Adviser and Distributor entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, the Adviser and Distributor have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. The Adviser and Distributor are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties have filed suit against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including the Adviser and Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and other cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Columbia Funds Series Trust filed a "motion to dismiss" and on December 16, 2005, the Court granted the defendants' motion to dismiss the Reinke action for lack of subject matter jurisdiction. On December 28, 2005, the plaintiffs in the Reinke action and other plaintiffs filed another putative class action in the United States District Court for the Eastern District of Missouri against the Bank and Columbia Funds Series Trust making similar allegations. (George Siepel, et al. v. Bank of America, N.A., et al.). At the present time, an estimate of the financial impact of this litigation on Columbia Funds Series Trust, if any, cannot currently be made.

Hypothetical investment and expense Information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Institutional share class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratios used for the Fund, which is the same as those stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The table shown below reflects the maximum initial sales charge, if any, but does not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA PRIME RESERVES -- INSTITUTIONAL CLASS

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                       CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &      ANNUAL EXPENSE        AFTER FEES &     END BALANCE AFTER    FEES &
     YEAR         EXPENSES              RATIO              EXPENSES        FEES & EXPENSES    EXPENSES
       1            5.00%               0.20%                4.80%            $10,480.00      $ 20.48
       2           10.25%               0.33%                9.69%            $10,969.42      $ 35.39
       3           15.76%               0.33%               14.82%            $11,481.69      $ 37.04
       4           21.55%               0.33%               20.18%            $12,017.88      $ 38.77
       5           27.63%               0.33%               25.79%            $12,579.12      $ 40.59
       6           34.01%               0.33%               31.67%            $13,166.56      $ 42.48
       7           40.71%               0.33%               37.81%            $13,781.44      $ 44.46
       8           47.75%               0.33%               44.25%            $14,425.03      $ 46.54
       9           55.13%               0.33%               50.99%            $15,098.68      $ 48.71
      10           62.89%               0.33%               58.04%            $15,803.79      $ 50.99

  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,803.79
  TOTAL ANNUAL FEES & EXPENSES                                                                $405.46

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THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

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                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT

Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

Annual and semi-annual reports

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Columbia Funds:


By telephone:
1.800.353.0828

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:

WWW.COLUMBIAFUNDS.COM


Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.












SEC file number: 811-09645
Columbia Funds Series Trust

CSH-36/112136-0706

                                             MONEY MARKET FUNDS

                                             Prospectus -- Capital Class Shares

                                             February 28, 2006


                                             Columbia Prime Reserves

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

Any representation to the contrary is a criminal offense.

---------------------------------------
NOT FDIC-INSURED      May Lose Value
                    No Bank Guarantee
---------------------------------------

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 26.

YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUND.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about a Columbia Money Market Fund, Columbia Prime Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Capital Class Shares of the Fund. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

The Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THE FUND RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

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COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 12.

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COLUMBIA PRIME RESERVES                                          4
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      9
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         12

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         14
      How orders are processed                                  15
  Distributions and taxes                                       19
  Legal matters                                                 21
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            22
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 24
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   26
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 12.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

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(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, some of which may have floating interest or variable interest rates, and repurchase agreements backed by such securities.

The Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

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 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves may have the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

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(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1998     1999     2000     2001     2002     2003     2004     2005
               ----     ----     ----     ----     ----     ----     ----     ----
               5.40%    4.99%    6.25%    3.90%    1.61%    1.09%    1.28%    3.17%



              *Year-to-date return as of January 31, 2006: 0.36%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.24%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND
         CAPITAL CLASS SHARES                              3.17%     2.20%     3.48%




      On November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Galaxy Institutional Money Market Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

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(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses(2)                                               0.02%
                                                                          --------



         Total annual Fund operating expenses                            0.29%



         Fee waivers and/or reimbursements                              (0.13)%
                                                                          --------



         Total net expenses(3)                                           0.16%
                                                                          ========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until February 28, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after February 28, 2007. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire February 28, 2007 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $16       $80      $150       $355

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Columbia Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Columbia Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of the Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Fund described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Fund's annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until February 28, 2007 for the Fund. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Fund's annual report to shareholders for the fiscal year ended October 31.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation.

Columbia Management Advisors, LLC is the administrator of the Fund, and is responsible for overseeing the administrative operations of the Fund. The Fund pays Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting Fund on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Fund and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Fund's shares and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Capital Class Shares of the Fund. Here are some general rules about this class of shares:

  - Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.

  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $1,000,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED

All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND

The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day.

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES            BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Capital Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

            If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

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(SELLING SHARES           SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you.

        - under certain other circumstances allowed under the 1940 Act.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
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       EXCHANGING SHARES

       (EXCHANGING SHARES GRAPHIC)

      You can generally sell shares of the Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Capital Class Shares of the Fund for Capital Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of their income and capital gain to their shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations. Even if the Fund invests in tax-exempt securities, your distributions attributable to interest on such securities will not be exempt from tax.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, the Adviser and Distributor entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, the Adviser and Distributor have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. The Adviser and Distributor are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties have filed suit against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including the Adviser and Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and other cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Columbia Funds Series Trust filed a "motion to dismiss" and on December 16, 2005, the Court granted the defendants' motion to dismiss the Reinke action for lack of subject matter jurisdiction. On December 28, 2005, the plaintiffs in the Reinke action and other plaintiffs filed another putative class action in the United States District Court for the Eastern District of Missouri against the Bank and Columbia Funds Series Trust making similar allegations. (George Siepel, et al. v. Bank of America, N.A., et al.). At the present time, an estimate of the financial impact of this litigation on Columbia Funds Series Trust, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Fund has performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP for the year ended October 31, 2005. The information for the periods ended October 31, 2003 and prior were audited by other independent accountants. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA PRIME RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED         PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
  CAPITAL CLASS SHARES                         10/31/05            10/31/04(1)           10/31/03             10/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  $0.028               $0.011               $0.011               $0.017
  LESS DISTRIBUTIONS:
  Dividends from net investment income         ($0.028)             ($0.011)             ($0.011)             ($0.017)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN(2)                                2.80%                1.12%                1.15%                1.72%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $2,094,764           $2,897,846           $3,639,495           $1,239,803
  Ratio of operating expenses to average
    net assets                                   0.18%                0.17%                0.14%                0.26%
  Ratio of net investment income/(loss)
    to average net assets                        2.69%                1.11%                1.10%                1.72%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.29%                0.28%                0.28%                0.30%

                                              PERIOD ENDED
  CAPITAL CLASS SHARES                          10/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   $0.045
  LESS DISTRIBUTIONS:
  Dividends from net investment income          ($0.045)
  Net asset value, end of period                  $1.00
  TOTAL RETURN(2)                                 4.64%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $1,035,540
  Ratio of operating expenses to average
    net assets                                    0.30%
  Ratio of net investment income/(loss)
    to average net assets                         4.27%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.31%

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

Hypothetical investment and expense information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Capital share class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as those stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The table shown below reflects the maximum initial sales charge, if any, but does not reflect any contingent deferred sales charges, if any, which my be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA PRIME RESERVES -- CAPITAL CLASS

                        MAXIMUM SALES   INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
                        CHARGE 0.00%                  $10,000.00                             5%
                      CUMULATIVE RETURN                    CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                        BEFORE FEES &    ANNUAL EXPENSE       AFTER FEES &      END BALANCE AFTER    FEES &
         YEAR             EXPENSES           RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
          1                 5.00%            0.16%                4.84%             $10,484.00      $ 16.39
          2                10.25%            0.29%                9.78%             $10,977.80      $ 31.12
          3                15.76%            0.29%               14.95%             $11,494.85      $ 32.59
          4                21.55%            0.29%               20.36%             $12,036.26      $ 34.12
          5                27.63%            0.29%               26.03%             $12,603.17      $ 35.73
          6                34.01%            0.29%               31.97%             $13,196.77      $ 37.41
          7                40.71%            0.29%               38.18%             $13,818.34      $ 39.17
          8                47.75%            0.29%               44.69%             $14,469.19      $ 41.02
          9                55.13%            0.29%               51.51%             $15,150.69      $ 42.95
          10               62.89%            0.29%               58.64%             $15,864.28      $ 44.97
    TOTAL GAIN AFTER FEES & EXPENSES                                                $ 5,864.28
      TOTAL ANNUAL FEES & EXPENSES                                                                  $355.46

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THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

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Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

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COLUMBIA MANAGEMENT

Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

Annual and semi-annual reports

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

CSH-36/112135-0706